RELATED PARTY TRANSACTIONS	9 Months Ended
Jun. 30, 2011
RELATED PARTY TRANSACTIONS
NOTE D - RELATED PARTY TRANSACTIONS

Related Parties

On December 5, 2010 and March 30, 2011, a foreign investor entered into a subscription agreement with the Company pursuant to which, among other things, the Company issued an aggregate of 412,500 shares and 312,500 shares of its common stock at a purchase price of $0.16 per share, for total cash proceeds of $116,000. The proceeds were received by the Company in December 2010 and March 2011. Such issuances were made in reliance on an exemption from registration under Regulation S promulgated under the Securities Act. Pursuant to the Subscription Agreements the investor executed and delivered to the Company (i) an irrevocable proxy appointing the Company’s Chief Executive Officer as her proxy to vote her shares and (ii) a lock-up agreement pursuant to which the investor agreed not to transfer, dispose of or encumber any of the Company’s securities for a nine-month period.

At June 30, 2011, the Company had Accounts payable and accrued expenses - related parties of $273,374 which includes unpaid salaries, reimbursable travel expenses and miscellaneous fees and expenses owed to corporate officers of the Company.